Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	AMN HEALTHCARE SERVICES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16753
Entity Tax Identification Number	06-1500476
Entity Address, Address Line One	2999 Olympus Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	866
Local Phone Number	871-8519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001142750
Amendment Flag	false